Related Party Transactions - Schedule of Major Related Parties that Transacted with the Group (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Hangzhou Youyue Travel Technology Co., Ltd. (“Hangzhou Youyue”) [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group	An affiliate of Bingyi Zhao
Shanghai Youzhang Commerical Information Consulting Partnership (Limited Partnership) (“Shanghai Youzhang”) [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group	An affiliate of Jia Li
Ningbo Youheng Automobile Service Co., Ltd. (“Ningbo Youheng Automobile” [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group	An affiliate of Jia Li
Zhejiang Youxiaodian Automobile Service Co., Ltd. (“Zhejiang Youxiaodian”) [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group	An affiliate of Jia Li
Qingshan Wei [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group	Controlling shareholder of U Power Limited
Youjia Technology (Shanghai) Co., Ltd. (“Youjia Technology”) [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group	An affiliate of Jia Li
Shanghai Youpinsuoer New Energy Technology Co., Ltd. (“Shanghai Youpinsuoer”) [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group	An affiliate of Jia Li
Jia Li [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group	Controlling shareholder, Director and CEO of U Power Limited
Amounts due from related parties	¥ 4,330	$ 604	¥ 583
Amounts due to related parties	¥ 924	129
Bingyi Zhao
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group	Director and Chief Financial Officer of U Power Limited
Amounts due from related parties	¥ 413	58	535
Amounts due to related parties	¥ 215	30	219
Shandong Youyidian Automobile Technology Co., Ltd. (“Shandong Youyidian”) [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group	An affiliate of Jia Li
Youche Jingpin E-commerce (Shanghai) Co., Ltd. (“Youche Jingpin”) [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group	An affiliate of Jia Li
Shanghai Youcang Business Consulting Partnership (Limited Partnership) (“Shanghai Youcang”) [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group	An affiliate of Jia Li
Nanmu (Shanghai) Financial Leasing Co., Ltd(“Nanmu”) [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group	An affiliate of Jia Li
Ke Li [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Relationship with the Group	Director of U Power Limited
Amounts due from related parties	¥ 320	45	438
Nanmu (Shanghai) Financial Leasing Co., Ltd [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Amounts due from related parties	40,002	5,584	20,001
Shanghai Youcang [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Amounts due from related parties			100
Related Party [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Amounts due from related parties	45,065	6,291	21,657
Amounts due to related parties	2,520	352	3,239
Ke Li [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Amounts due to related parties	20	3	3,020
UNEX EV
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Amounts due to related parties	1,361	190
Loans to Nanmu (Shanghai) Financial Leasing Co., Ltd [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Loans to related parties	20,001	2,792
Loans to Jia Li [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Loans to related parties	3,747	523	248
Loans to Ke Li [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Loans to related parties	(118)	(16)
Loans to Shanghai Youcang [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Loans to related parties	(100)	(14)	(11)
Loans to Bingyi Zhao [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Loans to related parties			27
Loans to Bingyi Zhao [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Loans to related parties	(122)	(17)
Loans from Ke Li [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Loans from related parties	(3,000)	(419)	(4,170)
Loans from Jia Li [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Loans from related parties	924	129	(582)
Loans from Bingyi Zhao [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Loans from related parties	(4)	(1)	(382)
Loans from UNEX EV [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Loans from related parties	1,361	$ 190
Loans from Hangzhou Youyue [Member]
Schedule of Major Related Parties that Transacted with the Group [Line Items]
Loans from related parties			¥ (6)